Inventories, Net and Cost of sales (Details) - Schedule of Losses on Inventory Obsolescence and Damages - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Losses on Inventory Obsolescence and Damages [Abstract]
Balance at beginning	$ 13,150	$ 12,359	$ 18,316
Balance at ending	19,583	13,150	12,359
Loss recognized during the period (Note 11.2.)	10,195	2,313	5,251
Loss reversal (Note 11.2.)	(1,280)	(500)	(11,095)
Effect of exchange difference from translation into presentation currency	$ (2,482)	$ (1,022)	$ (113)